RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 16:- RELATED PARTY BALANCES AND TRANSACTIONS

a.The Company entered into a number of agreements for the purchase of infrastructure, construction and services from C. Mer Industries Ltd. ("C. Mer"), a publicly traded company in Israel (TASE). As of December 31, 2022, the Company's former largest shareholder, FIMI Opportunity Funds ("FIMI"), holds approximately 36.6% of C. Mer's share capital and a representative of FIMI serve on C. Mer’s board of directors.

b.In December 2015 the Company entered into a memorandum of understanding with Orbit Communication Systems, ("Orbit"), a publicly traded company in Israel (TASE), for development and manufacture of an antenna for an aggregate amount of approximately $1,750. The memorandum specifies prices per additional product units ordered in the future by the Company. In August 2017, FIMI acquired approximately 33.4% of Orbit's share capital. As of December 31, 2022, FIMI holds approximately 44.82% of Orbit share capital and a representative of FIMI serve on Orbit's board of directors.

In addition, Euclid Ltd. ("Euclid"), a supplier of the Company, was fully acquired by Orbit in January 2022. The Company purchases antennas and related services from Euclid.

c.
As of December 31, 2022, FIMI holds less than 5% of Company’s share capital and has no representatives of FIMI serves on the Company’s board of directors. Accordingly, FIMI and its affiliates are no longer considered related parties to the Company.

d.	The transactions with the Company’s related parties were approved by the Company’s Audit Committee and Board of Directors in accordance with the requirements of the Israeli Companies Law.

e.	Transactions with the related parties:

	Year ended December 31,
	2022	2021	2020

Cost of revenues of products	$134	$1,044	$110

Purchase of property and equipment and inventory	$100	$-	$100

f.	Balances with the related parties:

	December 31,
	2022			2021

Accrued expenses	$	*	)	$202

Trade payables	$	*	)	$466

*) As of December 31, 2022, C.Mer, Orbit and Euclid are not considered related parties to the Company.